            As filed with the Securities and Exchange Commission
                              on February 25, 1997


                                         Registration Nos. 33-12608 and 811-5059
                         -------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]


         Pre-Effective Amendment No.
         Post-Effective Amendment No. 20                                     [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT                                  [X]

  COMPANY ACT OF 1940
         Amendment No. 23                                                    [X]

                                 HIGHMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)


                           Oaks, Pennsylvania  19456

                    (Address of principal executive offices)
                                 (800) 433-6884
              (Registrant's telephone number, including area code)

                     Name and address of agent for service:
                     Martin E. Lybecker, Esq.
                     Ropes & Gray
                     One Franklin Square
                     1301 K Street, N.W., Suite 800 East
                     Washington, D.C. 20005


It is proposed that this filing will become effective (check appropriate box)
[ ]      immediately upon filing pursuant to paragraph (b), or
[X]      on March 28, 1997 pursuant to paragraph (b)
[ ]      60 days after filing pursuant to paragraph (a)(i)
[ ]      on [date] pursuant to paragraph (a)(i)
[ ]      75 days after filing pursuant to paragraph (a)(ii)
[ ]      on [date] pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[X]      this post-effective amendment designates a new effective date for post-effective amendment No. 19  filed on December 13, 1996.


         Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice with respect to the Registrant's fiscal year ended July 31, 1996 on September 27, 1996.

                              HighMark Growth Fund
                          HighMark Income Equity Fund
                             HighMark Balanced Fund
                          HighMark Value Momentum Fund
                         HighMark Blue Chip Growth Fund
                         HighMark Emerging Growth Fund
                       HighMark International Equity Fund
                               HighMark Bond Fund
                      HighMark Intermediate-Term Bond Fund
                      HighMark Government Securities Fund
                      HighMark Convertible Securities Fund
              HighMark California Intermediate Tax-Free Bond Fund
                     HighMark Diversified Money Market Fund
                   HighMark U.S. Government Money Market Fund
                 HighMark 100% U.S. Treasury Money Market Fund
                 HighMark California Tax-Free Money Market Fund


         The information required by Items 1 through 9 for the above-referenced investment portfolios of HighMark Funds (the "Registrant") is hereby incorporated by reference to Part A of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 13, 1996. The information required by items 10 through 23 for the above-referenced investment portfolios of the Registrant is hereby incorporated by reference to Part B of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 13, 1996.

PART C.  OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

                 (a)      Financial Statements:

                          Included in Part A:

                          --      Certain Financial Information.

                          Included in Part B:

                          -- Report of Independent Certified Public Accountants for HighMark Funds at July 31, 1996.

                                  -- Statements of Assets and Liabilities for HighMark Funds at July 31, 1996.

                                  -- Statements of Operations for HighMark Funds for the year ended July 31, 1996.

                                  --       Statements of Changes in Net Assets
                                           for HighMark Funds for the year ended
                                           July 31, 1996.

                                  --       Schedules of Portfolio Investments
                                           for HighMark Funds at July 31, 1996.

                                  --       Notes to Financial Statements for
                                           HighMark Funds dated July 31, 1996.

                                  --       Financial Highlights for HighMark
                                           Funds for the year ended July 31,
                                           1996.  All required financial
                                           statements are included in Part B
                                           hereof. All other financial
                                           statements and schedules are
                                           inapplicable.

                 (b)      Exhibits:

                          (1)     (a)      Declaration of Trust, dated March
                                           10, 1987, is incorporated by
                                           reference to Exhibit (1)(a) of
                                           Pre-Effective Amendment No. 1 (filed
                                           May 15, 1987) to Registrant's
                                           Registration Statement on Form N-1A.

                                  (b)      Amendment to Declaration of Trust,
                                           dated April 13, 1987, is
                                           incorporated by reference to Exhibit
                                           (1)(b) of Pre-Effective Amendment
                                           No. 1 (filed May 15, 1987) to
                                           Registrant's Registration Statement
                                           on Form N-1A.

                                  (c)      Amendment to Declaration of Trust,
                                           dated July 13, 1987, is incorporated
                                           by reference to Exhibit (1)(c) of
                                           Pre-Effective Amendment No. 2 (filed
                                           July 24, 1987) to Registrant's
                                           Registration Statement on Form N-1A.

                                  (d)      Amendment to Declaration of Trust,
                                           dated July 30, 1987, is incorporated
                                           by reference to Exhibit (1)(d) of
                                           Pre-Effective Amendment No. 3 (filed
                                           July 31, 1987) to Registrant's
                                           Registration Statement on Form N-1A.

                                  (e)      Amendment to Declaration of Trust,
                                           dated October 18, 1996, is
                                           incorporated by reference to Exhibit
                                           (1)(e) of Post-Effective Amendment
                                           No. 18 (filed November 8, 1996) to
                                           Registrant's Registration Statement
                                           on Form N-1A.


                                  (f)      Amendment to Declaration of Trust,
                                           dated December 4, 1996, is
                                           incorporated by reference to Exhibit
                                           (1)(f) of Post-Effective Amendment
                                           No. 19 (filed December 13, 1996) to
                                           Registrant's Registration Statement
                                           on Form N-1A.


                          (2)     (a)      Amended and Restated Code of
                                           Regulations, dated June 5, 1991, is
                                           incorporated by reference to Exhibit
                                           2 of Post-Effective Amendment No. 7
                                           (filed September 30, 1991) to
                                           Registrant's Registration Statement
                                           on Form N-1A.

                                  (b)      Amendment to Amended and Restated
                                           Code of Regulations, dated December
                                           4, 1991, is incorporated by
                                           reference to Exhibit 2(b) of
                                           Post-Effective Amendment No. 8
                                           (filed September 30, 1992) to
                                           Registrant's Registration Statement
                                           on Form N-1A.

                          (3)              None.

                          (4)              None.

                          (5)     (a)      Investment Advisory Agreement
                                           between Registrant and  Union Bank
                                           of California, N.A., dated as of
                                           April 1, 1996 (the "Investment
                                           Advisory Agreement"), is
                                           incorporated by reference to Exhibit
                                           5 of Post-Effective Amendment No. 18
                                           (filed November 8, 1996) to
                                           Registrant's Registration Statement
                                           on Form N-1A.


                                  (b)      Form of Amended and Restated
                                           Schedule A to the Investment
                                           Advisory Agreement is  incorporated
                                           by reference to Exhibit  5(b) of
                                           Post-Effective Amendment No.  19
                                           (filed December  13, 1996) to
                                           Registrant's Registration Statement
                                           on Form N-1A.

                          (6)             Distribution Agreement between the
                                           Registrant and SEI Financial Services
                                           Company is filed herewith.


                          (7)              None.

                          (8)     (a)      Custodian Agreement between
                                           Registrant and The Bank of
                                           California, N.A., dated as of
                                           December 23, 1991, as amended as of
                                           September 15, 1992 (the "Custodian
                                           Agreement"), is incorporated by
                                           reference to Exhibit 8 of
                                           Post-Effective Amendment No. 8
                                           (filed September 30, 1992) to
                                           Registrant's Registration Statement
                                           on Form N-1A.


                                  (b)      Form of Amended and Restated
                                           Schedule A to the Custodian
                                           Agreement is incorporated by
                                           reference to Exhibit 8(b) of
                                           Post-Effective Amendment No. 19
                                           (filed December 13, 1996) to
                                           Registrant's Registration Statement
                                           on Form N-1A.


                          (9)     (a)      Administration Agreement between
                                           Registrant and SEI Fund Resources is
                                           filed herewith.

                                  (b) Form of Sub-Administration Agreement between SEI Fund Resources and Union Bank of California, N.A. is incorporated by reference to Exhibit 9(e) of Post-Effective Amendment
                                           No.  19 (filed December  13, 1996)
                                           to Registrant's Registration
                                           Statement on Form N-1A.

                                   (c)     Transfer Agency and Service
                                           Agreement between the Registrant and
                                           State Street Bank and Trust Company
                                           is filed herewith.

                                   (d)     Form of Shareholder Service Provider
                                           Agreement for the Registrant is
                                           incorporated by reference to Exhibit
                                           9(n)  of Post-Effective Amendment
                                           No. 19 (filed December 13, 1996)
                                           to Registrant's Registration
                                           Statement on Form N-1A.

                                   (e)     Form of Shareholder Service Plan for
                                           the Registrant is incorporated by
                                           reference to Exhibit  9(q) of
                                           Post-Effective Amendment No.  19
                                           (filed  December 13, 1996) to
                                           Registrant's Registration Statement
                                           on Form N-1A.


                          (10)             Inapplicable.

                          (11)(a) Consent of Deloitte & Touche LLP is filed herewith.

                          (11)(b) Consent of Coopers & Lybrand L.L.P, is filed herewith.

                          (11)(c)          Consent of Ropes & Gray, is filed
                                           herewith.

                          (12)             None.

                          (13)             None.

                          (14)             None.

                          (15)    (a)      Registrant's Distribution and
                                           Shareholder Services Plan relating
                                           to the Money Market Funds is
                                           incorporated by reference to Exhibit
                                           15(a) of Post-Effective Amendment
                                           No. 6 (filed September 27, 1990) to
                                           Registrant's Registration Statement
                                           on Form N-1A.

                                  (b)      Form of Servicing Agreement With
                                           Respect to Distribution Assistance
                                           and Shareholder Services used in
                                           connection with Registrant's
                                           Distribution and Shareholder
                                           Services Plan relating to the Money
                                           Market Funds is incorporated by
                                           reference to Exhibit 15(b) of
                                           Post-Effective Amendment No. 6
                                           (filed September 27, 1990) to
                                           Registrant's Registration Statement
                                           on Form N-1A.

                                  (c)      Form of Servicing Agreement With
                                           Respect to Shareholder Services used
                                           in connection with Registrant's
                                           Distribution and Shareholder
                                           Services Plan relating to the Money
                                           Market Funds, is incorporated by
                                           reference to Exhibit 15(c) of Post-
                                           Effective Amendment No. 8 (filed
                                           September 30, 1992) to Registrant's
                                           Registration Statement on Form N-1A.

                                  (d)      Registrant's Distribution and
                                           Shareholder Services Plan relating
                                           to the Income Funds, the Equity
                                           Funds and the Municipal Funds is
                                           incorporated by reference to Exhibit
                                           15(d) of Post-Effective Amendment
                                           No. 13 (filed April 11, 1994) to the
                                           Registrant's Registration Statement
                                           on Form N-1A.

                                  (e)      Form of amended and restated
                                           Schedule A to the Distribution and
                                           Shareholder Services Plan relating
                                           to the Income Funds, the Equity
                                           Funds and the Municipal Funds is
                                           incorporated by reference to Exhibit
                                           15(c) of Post-Effective Amendment
                                           No. 14 (filed June 17, 1994) to
                                           Registrant's Registration Statement
                                           on Form N-1A.

                          (16)    (a)      Performance Calculation Schedules
                                           concerning: the seven-day yield and
                                           effective yield of the Class A and
                                           Class B Shares of the U.S.
                                           Government Obligations Fund, the
                                           Diversified Obligations Fund, the
                                           100% U.S. Treasury Obligations Fund,
                                           the Tax-Free Fund, and the
                                           California Tax-Free Fund; the
                                           seven-day tax-equivalent yield and
                                           tax-equivalent effective yield of
                                           the Class A and Class B Shares of
                                           the Tax-Free Fund and the California
                                           Tax-Free Fund; and the average
                                           annual total return of the Income
                                           Equity Fund and Bond Fund for the
                                           one-year, five-year, and
                                           inception-to-date periods are
                                           incorporated by reference to Exhibit
                                           16 of Post-Effective Amendment No. 6
                                           (filed September 27, 1990) to
                                           Registrant's Registration Statement
                                           on Form N-1A.

                                  (b)      Yield Calculation Schedules
                                           concerning the seven-day
                                           tax-equivalent yield and
                                           tax-equivalent effective yield (for
                                           California and Oregon income tax
                                           purposes) of the Class

                                           A and Class B Shares of the 100% U.S.
                                           Treasury Obligations Fund are
                                           incorporated by reference to Exhibit
                                           16(b) of Post-Effective Amendment
                                           No. 7 (filed September 30, 1991) to
                                           Registrant's Registration Statement
                                           on Form N-1A.


                                  (c)      Performance Calculation Schedules
                                           concerning: (i) the seven-day and
                                           thirty-day yield and effective
                                           yield of the Class A and Class B
                                           Shares of the U.S. Government
                                           Money Market Fund, the Diversified
                                           Money Market Fund, the 100% U.S.
                                           Treasury Money Market Fund,  and
                                           the California Tax-Free Money Market
                                           Fund; (ii) the seven-day and
                                           thirty-day tax-equivalent yield
                                           (using a Federal income tax rate of
                                           31%) and tax-equivalent effective
                                           yield (using a Federal income tax
                                           rate of 31%) of the Class A and
                                           Class B Shares of the California
                                           Tax-Free Fund; (iii) the seven-day
                                           and thirty-day tax-equivalent yield
                                           (using a Federal income tax rate of
                                           31% and a California income tax rate
                                           of 9.3%) and tax-equivalent
                                           effective yield (using a Federal
                                           income tax rate of 31% and a
                                           California income tax rate of 9.3%)
                                           of the Class A and Class B Shares of
                                           the California Tax-Free Fund; (iv)
                                           the average annual total return of
                                           the Class A and Class B Shares of
                                           the U.S. Government Money Market
                                           Fund, the Diversified Money Market
                                           Fund, the 100% U.S. Treasury Money
                                           Market Fund, and the California
                                           Tax-Free Money Market Fund for the
                                           one-year, three-year and
                                           inception-to-date periods and the
                                           aggregate total return of the Class
                                           A and Class B Shares of each such
                                           Fund for the year-to-date, quarterly
                                           and monthly periods; (v) the
                                           thirty-day yield of the Bond Fund;
                                           (vi) the average annual total return
                                           of the Bond Fund and the Income
                                           Equity Fund for the one-year,
                                           three-year, five-year and
                                           inception-to-date periods and the
                                           aggregate total return of each such
                                           Fund for the year-to-date, quarterly
                                           and monthly periods; and (vii) the
                                           distribution rate (excluding and
                                           including capital gains) over a
                                           twelve-month period for the Bond
                                           Fund and Income Equity Fund, are
                                           incorporated by reference to Exhibit
                                           16(c) of Post-Effective Amendment
                                           No. 8 (filed September 30, 1992) to
                                           Registrant's Registration Statement
                                           on Form N-1A.

                          (17)             Financial Data Schedules.

                          (18) Multiple Class Plan for HighMark Funds adopted by the Board of Trustees on March 20, 1996 is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 17 (filed March 29, 1996) to
                                           Registrant's Registration Statement
                                           on Form N-1A.


ITEM 25.         PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                 As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the U.S. Government Money Market Fund, the Diversified Money Market Fund, the 100% U.S. Treasury Money Market Fund, the Income Equity Fund, the Bond Fund, the Balanced Fund, the Growth Fund, and the California Tax-Free Fund of the Registrant.

ITEM 26.         NUMBER OF HOLDERS OF SECURITIES

                 As of February 14, 1997, the number of record holders of the following series of Shares were:


                                                                                            NUMBER OF
TITLE OF SERIES                                                                          RECORD HOLDERS
---------------                                                                          --------------
U.S. Government Money Market Fund

  Retail Shares                                                                                  15

  Fiduciary Shares                                                                                5

Diversified Money Market Fund

  Retail Shares                                                                                  48

  Fiduciary Shares                                                                               14

100% U.S. Treasury Money Market Fund

  Retail Shares                                                                                   9

  Fiduciary Shares                                                                                5

California Tax-Free Money Market Fund

  Retail Shares                                                                                  22

  Fiduciary Shares                                                                                6
Income Equity Fund
  Retail Shares                                                                                 746

  Fiduciary Shares                                                                            3,343

Bond Fund
  Retail Shares                                                                                 149

  Fiduciary Shares                                                                              582

Income and Growth Fund
   Retail Shares                                                                                 73


  Fiduciary Shares                                                                               87

Growth Fund
  Retail Shares                                                                                 310

  Fiduciary Shares                                                                              649

Government Bond Fund
  Retail Shares                                                                                  74

  Fiduciary Shares                                                                               19

Balanced Fund

  Retail Shares                                                                                  64

  Fiduciary Shares                                                                               78

Value Momentum Fund

  Retail Shares                                                                                   0

  Fiduciary Shares                                                                                0

Blue Chip Growth Fund

  Retail Shares                                                                                   0

  Fiduciary Shares                                                                                0

Emerging Growth Fund

  Retail Shares                                                                                   0

  Fiduciary Shares                                                                                0

International Equity Fund

  Fiduciary Shares                                                                                0

Intermediate-Term Bond Fund

  Retail Shares                                                                                   0

  Fiduciary Shares                                                                                0

Government Securities Fund

  Retail Shares                                                                                   0

  Fiduciary Shares                                                                                0

Convertible Securities Fund

  Fiduciary Shares                                                                                0

California Intermediate Tax-Free Bond Fund

  Retail Shares                                                                                   0

  Fiduciary Shares                                                                                0



ITEM 27.         INDEMNIFICATION

                 Article IX, Section 9.2 of the Registrant's Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, administrator, transfer agent, and fund accountant is provided for, respectively, in Section 6 of the Distribution Agreement, filed or incorporated by reference as Exhibit 6(a) hereto, Section 16 of the Custodian Agreement, filed or incorporated by reference as Exhibit 8 hereto, Section 8 of the Investment Advisory Agreement, filed or incorporated by reference as Exhibit 5 hereto,
                 Section 5 of the Administration Agreement, filed or incorporated by reference as Exhibit 9(a) hereto, Section 6 of the Transfer Agency and Service Agreement, filed or incorporated by reference as Exhibit 9 (c) hereto, and Section 7 of the Fund Accounting Agreement, filed or incorporated by reference as Exhibit 9(e) hereto. Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.


                 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.         BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

                 Pacific Alliance Capital Management, a division of Union Bank of California, N.A. (the "Advisor"), performs investment advisory services for Registrant. Union Bank of California, N.A. ("Union Bank of California") offers a wide range of commercial and trust management services to its clients in California, Oregon, and Washington and around the world. Union Bank of California, N.A. is a subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by the Bank of Tokyo-Mitsubishi, Limited.

                 To the knowledge of Registrant, none of the directors or officers of Union Bank of California, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of The Bank of California also hold positions with UnionBanCal Corporation, the Bank of Tokyo-Mitsubishi and/or the Bank of Tokyo-Mitsubishi's other subsidiaries.

                 Listed below are the directors and certain principal executive officers of Union Bank of California, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:


                         UNION BANK OF CALIFORNIA, N.A.

         POSITION
         WITH UNION
         BANK OF                                              PRINCIPAL                               TYPE OF
         CALIFORNIA            NAME                           OCCUPATION                              BUSINESS
         ----------            ----                           ----------                              --------
         Director              Alexander D. Calhoun, Esquire  Of Counsel                              Law Firm
                                                              Graham & James
                                                              One Maritime Plaza, Suite 300
                                                              San Francisco, CA  94111

         Director              Richard D. Farman              President, Chief Operating Officer
                                                              and Director
                                                              Pacific Enterprises
                                                              555 W. Fifth Street, 29th Floor
                                                              Los Angeles, CA  90013

         Director              Stanley F. Farrar,             Partner                                 Law Firm
                                 Esquire                      Sullivan & Cromwell
                                                              12th Floor
                                                              444 So. Flower St.
                                                              Los Angeles, CA  90071

         Director and          Roy A. Henderson               UnionBanCal Corporation                 Banking
           Vice Chairman                                      Union Bank of California
                                                              400 California Street
                                                              San Francisco, CA  94145

         Director              Herman E. Gallegos             Independent Management Consultant       Independent Management
                                                              95 Kings Road                           Consultant
                                                              Brisbane, CA  94005

         Director              Jack L. Hancock                EVP (retired)                           -----------
                                                              Pacific Bell

         Vice Chairman         Richard C. Hartnack            UnionBanCal Corporation                 Banking
                                                              Union Bank of California, NA
                                                              445 S. Figueroa Street, 38th Floor
                                                              Los Angeles, CA  90071

         POSITION
         WITH UNION
         BANK OF                                              PRINCIPAL                               TYPE OF
         CALIFORNIA            NAME                           OCCUPATION                              BUSINESS
         ----------            ----                           ----------                              --------
         Director              Hon. Harry W. Low              (retired) Judicial Arbitration & Mediation-----------
                                                              Services, Inc.
                                                              2 Embarcadero, Suite 1100
                                                              San Francisco, CA  94111

         Director              Dr. Mary S. Metz               Dean, University Extension              Education
                                                              University of California
                                                              2223 Fulton Street
                                                              Berkeley, CA  94720

         Director              Raymond E. Miles               Professor, Haas School                 Education
                                                              of Business
                                                              University of California
                                                              350 Barrows Hall
                                                              Berkeley, CA  94720

         Vice Chairman of the  Takahiro Moriguchi             UnionBanCal Corporation                 Banking
           Board and Chief                                    Union Bank of California, NA
           Financial Officer                                  350 California Street, 12th Floor
                                                              San Francisco, CA  94104-1476

         Director              Shin Nakahara                  Chief Executive Officer                 Banking
                                                              North American Headquarters
                                                              The Bank of Tokyo-Mitsubishi, Ltd.
                                                              1251 Avenue of the Americas, 14th Floor
                                                              New York, NY  10020

         Director              J. Fernando Niebla             Chairman & CEO                          Computer Software
                                                              Infotec Commercial Systems              and Hardware
                                                              3100 S. Harbor Blvd.
                                                              Suite 260
                                                              Santa Ana, CA 94704

         Director,             Minoru Noda                    UnionBanCal Corporation                 Banking
           Vice-Chairman and                                  Union Bank of California
           Chief Credit Officer                               400 California Street
                                                              San Francisco, CA  94145

         Deputy Chairman of    Hiroo Nozawa                   UnionBanCal Corporation                 Banking
           the Board and                                      Union Bank of California
           Chief Operating                                    400 California Street
           Officer                                            San Francisco, CA  94145

         Director              Sidney R. Peterson             Retired Chairman and Chief              -----------
                                                              Executive Officer
                                                              Getty Oil Company

         POSITION
         WITH UNION
         BANK OF                                              PRINCIPAL                               TYPE OF
         CALIFORNIA            NAME                           OCCUPATION                              BUSINESS
         ----------            ----                           ----------                              --------
         Director              Carl W. Robertson,             Managing Director                       Real Estate and
                                 Esquire                      Warland Investments                     Investment
                                                              Company                                 Management
                                                              Suite 300                               Company
                                                              1299 Ocean Avenue
                                                              Santa Monica, CA  90401

         Director              Charles R. Scott               Chairman and                            Corporate
                                                              Chief Executive Officer                   Investor
                                                              Leadership Centers USA
                                                              365 King Road, N.W.
                                                              Atlanta, GA  30342

         Director              Paul W. Steere,                Partner                                 Law Firm
                                 Esquire                      Bogle & Gates
                                                              Two Union Square
                                                              601 Union Street
                                                              Seattle, WA  98101-2322

         Director              Henry T. Swigert               Chairman of the Board                   Equipment
                                                              ESCO Corporation                          Manufacturing
                                                              2141 NW 25th Avenue
                                                              Portland, OR  97210

         Director              Yuji Taniguchi                 General Manager                         Banking
                                                              The Bank of Tokyo-Mitsubishi, Ltd.
                                                              Los Angeles Branch
                                                              777 S. Figueroa Street, Suite 600
                                                              Los Angeles, CA  90017

         Director              Tsuneo Wakai                   Chairman                                Banking
                                                              The Bank of Tokyo-Mitsubishi, Ltd.
                                                              7-1, Marunouchi 2-chome
                                                              Chiyoda-ku
                                                              Tokyo 100, Japan

         Vice Chairman of the  Robert M. Walker               UnionBanCal Corporation                 Banking
           Board                                              Union Bank of California, NA
                                                              350 California Street, 12th Floor
                                                              San Francisco, CA  94104-1476

         Director              Dr. Blenda J. Wilson           President                               Education
                                                              California State University
                                                              Northridge
                                                              18111 Nordhoff Street
                                                              Northridge, CA  91330

         Chairman of the       Tamotsu Yamaguchi              UnionBanCal Corporation                 Banking
           Board                                              Union Bank of California, NA
                                                              445 S. Figueroa Street
                                                              Los Angeles, CA  90071

         POSITION
         WITH UNION
         BANK OF                                              PRINCIPAL                               TYPE OF
         CALIFORNIA            NAME                           OCCUPATION                              BUSINESS
         ----------            ----                           ----------                              --------
         Director              Shota Yasuda                   General Manager                         Banking
                                                              North American Planning Division
                                                              The Bank of Tokyo-Mitsubishi, Ltd.
                                                              1251 Avenue of the Americas, 14th Floor
                                                              New York, NY  10020

         Director, President   Kanetaka Yoshida               UnionBanCal Corporation                 Banking
           and Chief Executive                                Union Bank of California, NA
           Officer                                            350 California Street, 12th Floor
                                                              San Francisco, CA  94104-1476


         Director              Kenji Yoshizawa                Deputy President                        Banking
                                                              The Bank of Tokyo-Mitsubishi, Ltd.
                                                              7-1, Marunouchi 2-chome
                                                              Chiyoda-ku
                                                              Tokyo 100, Japan

         Executive             Peter R. Butcher               c/o Union Bank of California            Banking
           Vice President                                     400 California Street
           and Chief                                          San Francisco, CA
           Credit Officer                                     94145

         Executive             David W. Ehlers                c/o Union Bank of California            Banking
           Vice President                                     400 California Street
           and Chief                                          San Francisco, CA
           Financial Officer                                  94145

         Executive             Michael Spilsbury              c/o Union Bank of California            Banking
           Vice President                                     400 California Street
                                                              San Francisco, CA  94145

         Executive             Magan C. Patel                 c/o Union Bank of California            Banking
           Vice President                                     400 California Street
                                                              San Francisco, CA  94145

         Executive Vice        Charles Pedersen               c/o Union Bank of California            Banking
           President                                          400 California Street
                                                              San Francisco, CA  94145

         Executive Vice        Philip Wexler                  c/o Union Bank of California            Banking
           President                                          400 California Street
                                                              San Francisco, CA  94145

         Executive Vice        Don Brunell                    c/o Union Bank of California            Banking
           President                                          400 California Street
                                                              San Francisco, CA  94145

ITEM 29.         PRINCIPAL UNDERWRITER

                 Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

                 Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

                 SEI Daily Income Trust                         July 15, 1982

                 SEI Liquid Asset Trust                         November 29, 1982

                 SEI Tax Exempt Trust                           December 3, 1982

                 SEI Index Funds                                July 10, 1985

                 SEI Institutional Managed Trust                January 22, 1987

                 SEI International Trust                        August 10, 1988

                 Stepstone Funds                                January 30, 1991

                 The Pillar Funds                               February 28, 1992

                 Cufund                                         May 1, 1992

                 STI Classic Funds                              May 29, 1992

                 Corefunds, Inc.                                October 30, 1992

                 First American Funds, Inc.                     November 1, 1992

                 First American Investment Funds, Inc.          November 1, 1992

                 The Arbor Fund                                 January 28, 1993

                 1784 Funds (R)                                 June 1, 1993

                 The PBHG Funds, Inc.                           July 16, 1993

                 Marquis Funds (R)                              August 17, 1993

                 Morgan Grenfell Investment Trust               January 3, 1994

                 The Achievement Funds Trust                    December 27, 1994

                 Bishop Street Funds                            January 27, 1995

                 Crestfunds, Inc.                               March 1, 1995

                 STI Classic Variable Trust                     August 18, 1995

                 Ark Funds                                      November 1, 1995

                 Monitor Funds                                  January 11, 1996

                 FMB Funds, Inc.                                March 1, 1996

                 SEI Asset Allocation Trust                     April 1, 1996

                 Turner Funds                                   April 30, 1996

                 SEI Institutional Investment Trust             June 14, 1996

                 First American Strategy Funds, Inc.            October 1, 1996

                 HighMark Funds                                 February 15, 1997


                 SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("Marketlink").

                 Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.

                                                   POSITION AND OFFICE               POSITIONS AND OFFICES
                 NAME                              WITH UNDERWRITER                  WITH REGISTRANT
                 ----                              ----------------                  -----------------------
                 Alfred P. West, Jr.               Director, Chairman & Chief                 --
                                                     Executive Officer

                 Henry W. Greer                    Director, President & Chief                --
                                                     Operating Officer

                 Carmen V. Romeo                   Director, Executive Vice                   --
                                                     President and Treasurer

                 Gilbert L. Beehower               Executive Vice President                   --

                 Richard B. Lieb                   Executive Vice President,                  --
                                                     President-Investment Services

                                                     Division

                 Leo J. Dolan, Jr.                 Senior Vice President                      --

                 Carl A. Guarino                   Senior Vice President                      --

                 Jerome Hickey                     Senior Vice President                      --

                 Larry Hutchison                   Senior Vice President                      --

                 Steven Kramer                     Senior Vice President                      --

                 David G. Lee                      Senior Vice President             President and Chief
                                                                                       Executive Officer

                 William Madden                    Senior Vice President                      --

                 Jack May                          Senior Vice President                      --

                 A. Keith McDowell                 Senior Vice President                      --

                 Dennis J. McGonigle               Senior Vice President                      --

                 Hartland J. McKeown               Senior Vice President                      --

                 Barbara J. Moore                  Senior Vice President                      --

                 James V. Morris                   Senior Vice President                      --

                 Steven Onofrio                    Senior Vice President                      --

                 Kevin P. Robins                   Senior Vice President             Vice President,
                                                                                       Secretary

                 Robert Wagner                     Senior Vice President                      --

                 Patrick K. Walsh                  Senior Vice President                      --

                 Kenneth Zimmer                    Senior Vice President                      --

                 Robert Aller                      Vice President                             --

                 Marc H. Cahn                      Vice President and Assistant      Vice President,
                                                     Secretary                         Secretary

                 Gordon W. Carpenter               Vice President                             --

                 Todd Cipperman                    Vice President and Assistant      Vice President,
                                                     Secretary                         Assistant Secretary

                 Robert Crudup                     Vice President and Managing                --
                                                     Director

                 Ed Daly                           Vice President                             --

                 Jeff Drennen                      Vice President                             --

                 Mick Duncan                       Vice President and Team Leader             --

                 Vic Galef                         Vice President and Managing                --
                                                     Director

                 Kathy Heilig                      Vice President                             --

                 Michael Kantor                    Vice President                             --

                 Samuel King                       Vice President                             --

                 Kim Kirk                          Vice President & Managing
                                                     Director                                 --


                                                   POSITION AND OFFICE               POSITIONS AND OFFICES
                 NAME                              WITH UNDERWRITER                  WITH REGISTRANT
                 ----                              ----------------                  -----------------------
                 Donald N. Korytowski              Vice President                             --

                 John Krzeminski                   Vice President & Managing                  --
                                                     Director

                 Robert S. Ludwig                  Vice President and Team Leader             --

                 Vicki Malloy                      Vice President and Team Leader             --

                 Carolyn McLaurin                  Vice President & Managing                  --
                                                     Director

                 W. Kelso Morrill                  Vice President                             --

                 Barbara A. Nugent                 Vice President & Assistant Secretary       Vice President,
                                                                                                Assistant Secretary

                 Sandra K. Orlow                   Vice President & Assistant Secretary       Vice President,
                                                                                                Assistant Secretary

                 Donald Pepin                      Vice President & Managing Director         --

                 Larry Pokora                      Vice President                             --

                 Kim Rainey                        Vice President                             --

                 Paul Sachs                        Vice President                             --

                 Mark Samuels                      Vice President & Managing Director         --

                 Steve Smith                       Vice President                             --

                 Daniel Spaventa                   Vice President                             --

                 Kathryn L. Stanton                Vice President & Assistant Secretary       Vice President,
                                                                                                Assistant Secretary


                 Wayne M. Withrow                  Vice President & Managing Director         --

                 William Zawaski                   Vice President                             --

                 James Dougherty                   Director of Brokerage Services             --



ITEM 30.         LOCATION OF ACCOUNTS AND RECORDS

                 (1) Union Bank of California, N.A., 400 California Street, San Francisco, CA 94104 (records relating to the Advisor's functions as investment adviser and Union Bank of California's functions as custodian and sub-transfer agent).

                 (2) SEI Fund Resources, Oaks, Pennsylvania 19456 (records relating to its functions as administrator and distributor).

                 (3) SEI Financial Services Company, Oaks, Pennsylvania 19456 (Records Relating to its function as distributor).

                 (4) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its functions as transfer agent ).

                 (5)     Ropes & Gray, One Franklin Square, 1301 K Street,
                          N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Declaration of Trust, Code of Regulations and Minute Books).

ITEM 31.         MANAGEMENT SERVICES

                 None.

ITEM 32.         UNDERTAKINGS

                 Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

                 Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     NOTICE

         A copy of the Amended and Restated Agreement and Declaration of Trust of HighMark Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment No. 20 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 20 to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 25th day of February, 1997.

                                      HighMark Funds

                                      By:     /s/  Marc H. Cahn
                                         -------------------------------
                                          Marc H. Cahn
                                          Vice President and Acting
                                          Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                  Capacity                          Date
---------                                  --------                          ----
/s/  Marc H. Cahn                         Vice President and Acting         February 25, 1997
------------------                         Chief Executive Officer
 Marc H. Cahn

/s/ Robert Dellacroce                     Controller and Chief              February 25, 1997
----------------------                       Financial Officer
 Robert Dellacroce

/s/ Thomas L. Braje                        Trustee                          February 25, 1997
----------------------
Thomas L. Braje

/s/ David A. Goldfarb                      Trustee                          February 25, 1997
---------------------
David A. Goldfarb

/s/ Joseph C. Jaeger                       Trustee                          February 25, 1997
-----------------------
Joseph C. Jaeger

/s/ Frederick J. Long                      Trustee                          February 25, 1997
----------------------
Frederick J. Long

*By:   /s/ Martin E. Lybecker
       ----------------------
       Martin E. Lybecker
       Attorney-In-Fact

                               POWER OF ATTORNEY



         The undersigned, each being an Officer of HighMark Funds (the "Funds"), does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Francoise M. Haan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

 SIGNATURE                                CAPACITY                             DATE
 ---------                                --------                             ----

--------------------------       President and Chief Executive Officer
David G. Lee



/s/ Robert Dellacroce
--------------------------       Controller and Chief Financial Officer        February 25, 1997
Robert Dellacroce



/s/  Marc H. Cahn
--------------------------       Vice President and Secretary                  February 25, 1997
Marc H. Cahn

                               POWER OF ATTORNEY


         The undersigned, each being a Trustee and, in certain cases, an Officer of The HighMark Group (the "Fund"), does hereby constitute and appoint Stephen G. Mintos, Cynthia L. Lindsey, Martin E. Lybecker and John M. Loder, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Fund to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Fund pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Signature                                  Title                            Date
---------                                  -----                            ----
/s/ Stephen G. Mintos                      Chairman of the                  November 22, 1994
--------------------------                 Board, Trustee and
Stephen G. Mintos                          President

/s/ Cynthia L. Lindsey            Vice President and                November 22, 1994
----------------------            and Treasurer
Cynthia L. Lindsey

/s/ Kenneth B. Quintenz           Trustee                           November 22, 1994
-----------------------
Kenneth B. Quintenz

/s/ Thomas L. Braje               Trustee                           November 22, 1994
-------------------
Thomas L. Braje


/s/ David A. Goldfarb             Trustee                           November 22, 1994
---------------------
David A. Goldfarb


/s/ Joseph C. Jaeger              Trustee                           November 22, 1994
--------------------
Joseph C. Jaeger


/s/ Frederick J. Long             Trustee                           November 22, 1994
---------------------
Frederick J. Long

                                 Exhibit Index


EXHIBIT NO.                                       DESCRIPTION                                      PAGE
------------                                      -----------                                      ----
 6(a)                    Distribution Agreement between the Registrant and SEI Financial
                         Services Company.

 9(a)                    Administration Agreement between the Registrant and
                         SEI Fund Resources.

 9(c)                    Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.

11(a)                     Consent of Deloitte & Touche LLP.

11(b)                     Consent of Coopers & Lybrand L.L.P.

11(c)                     Consent of Ropes & Gray.

27                        Financial Data Schedules.






                                                                               3